Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Components of Intangible Assets Subject to Amortization

The components of intangible assets subject to amortization at December 31, 2014 and 2013 were as follows:

	December 31, 2014		December 31, 2013
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
	(Millions of yen)
Software	¥312,069	¥185,885	¥271,425	¥167,411
Customer relationships	53,494	46,713	50,792	39,957
Patented technologies	13,059	9,052	29,067	24,027
License fees	11,765	7,860	13,194	7,902
Other	36,625	18,281	32,319	16,094

	¥427,012	¥267,791	¥396,797	¥255,391

Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill by segment for the years ended December 31, 2014 and 2013 were as follows:

	Year ended December 31, 2014
	Office	Imaging System	Industry and Others	Total
	(Millions of yen)
Balance at beginning of year	¥139,412	¥13,877	¥8,351	¥161,640
Goodwill acquired during the year	3,971	7,424	32,736	44,131
Translation adjustments and other	1,952	479	3,134	5,565

Balance at end of year	¥145,335	¥21,780	¥44,221	¥211,336

	Year ended December 31, 2013
	Office	Imaging System	Industry and Others	Total
	(Millions of yen)
Balance at beginning of year	¥111,348	¥12,674	¥6,821	¥130,843
Goodwill acquired during the year	4,083	—	—	4,083
Translation adjustments and other	23,981	1,203	1,530	26,714

Balance at end of year	¥139,412	¥13,877	¥8,351	¥161,640